M O N A R C H  F U N D S

Treasury Cash Fund
Government Cash Fund
Cash Fund
                               SEMI-ANNUAL REPORT
                                February 28, 2001

Dear Shareholders:

As we approach our ninth anniversary, we want to take the time to thank all of our investors and the financial intermediaries we service for their support. We are pleased to report that Monarch's Government Cash Fund, our oldest Fund and our performance leader, continued to exhibits strong performance. For the five years ended, Universal Shares of the Fund were ranked #4 for total return out of 63 funds in the Government and Agencies Institutional category. As usual, we caution you to remember that investment returns will fluctuate, and past performance is not a guarantee of future results.

Since our report to you in August 2000, Service Shares of all three Monarch Funds have commended operations and are attracting investors. Similar to Investor Shares, this new share class offers even lower investment minimum together with check writing privileges, features designed to appeal to a broader range of investors. Universal and Institutional Shares, which are designed and customized in an effort to meet the needs of the business community, also continue to attract new investors.

Starting in September of last year, the Funds' average maturities were extended based on the assumption that there would be no further rate increases for the remainder of 2000. Our portfolio management team has maintained this strategy as the Federal Reserve Bank initiated interest rate decreases in early 2001. We continue to believe that keeping the Funds' average maturities extended positions them to take advantage of any further decreases in interest rates that typically come with decelerating economic growth.

We assure you that we remain committed to helping you meet your financial goals. We thank you for your past and continuing confidence. Please feel free to call us with questions and concerns at 800-754-8757.

                                   Sincerely,

                                   /s/ John Y. Keffer

                                   John Y. Keffer
                                   Chairman




(1) As tracked by iMoneyNet, Inc.'s MONEY FUND REPORT AVERAGESTM for that period. The Fund also ranked #8 out of 112 funds for the year ended February 28, 2000, and as of March 31, 2001, ranked #9 out of 111 for the 1-year period and #4 out of 63 for the 5-year period.
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS     Financial Highlights.................6
Statements of Assets and Liabilities..3   Notes to Financial Statements........8
Statements of Operations..............4   FINANCIAL STATEMENTS OF CORE TRUST
Statements of Changes in Net Assets...5   (DELEWARE)..........................10
--------------------------------------------------------------------------------
ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)

                                                                           TREASURY             GOVERNMENT
                                                                             CASH                  CASH                 CASH
                                                                             FUND                  FUND                 FUND
                                                                     -------------------   -------------------   ------------------
Assets
  Total investment. at amoritized cost (Notes 1 and 2)                     $ 282,896,208         $ 557,633,216      $ 1,764,183,849
Liabilities
  Dividends payable                                                               72,174               926,680              371,727
  Payable to Administrator (Note 3)                                               10,116                33,163               68,018
  Accrued expenses                                                               130,152               210,145              737,291
                                                                     -------------------   -------------------   ------------------
Total Liabilities                                                                212,442             1,169,988            1,177,036
                                                                     -------------------   -------------------   ------------------
Net Assets                                                                 $ 282,683,766         $ 556,463,228      $ 1,763,006,813
                                                                     ===================   ===================   ==================

Components of Net Assets
  Paid in capital                                                          $ 282,676,737         $ 556,535,422      $ 1,763,027,530
  Undistributed (distributions in excess of) net investment
   income                                                                         12,850               (34,950)                   -
  Accumulated net realized loss                                                   (5,821)              (37,244)             (20,717)
                                                                     -------------------   -------------------   ------------------
Net Assets                                                                 $ 282,683,766         $ 556,463,228      $ 1,763,006,813
                                                                     ===================   ===================   ==================

Net Assets by Class of Shares
  Universal Shares                                                             $ 100,394         $ 217,794,803         $ 45,955,955
  Institutional Shares                                                        56,159,834           258,484,651          685,921,123
  Investor Shares                                                            224,998,563            72,716,291        1,019,810,613
  Service Shares                                                               1,424,975             7,467,483           11,319,122
                                                                     -------------------   -------------------   ------------------
Net Assets                                                                 $ 282,683,766         $ 556,463,228      $ 1,763,006,813
                                                                     ===================   ===================   ==================

Shares of Beneficial Interest
  Universal Shares                                                               100,394           217,844,201           45,956,476
  Institutional Shares                                                        56,154,248           258,508,420          685,936,245
  Investor Shares                                                            224,997,121            72,715,360        1,019,815,744
  Service Shares                                                               1,424,975             7,467,442           11,319,062

Net Asset Value Per Share (Offering and Redemption
  Price Per Share)                                                                $ 1.00                $ 1.00               $ 1.00




See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2001 (Unaudited)

                                                                                   TREASURY         GOVERNMENT
                                                                                     CASH              CASH              CASH
                                                                                     FUND              FUND              FUND
                                                                               ---------------   ---------------   ----------------
Net Investment Income Allocated from Portfolios
  Interest income                                                                  $ 9,516,387      $ 25,234,446       $ 58,920,810
  Net expenses                                                                        (189,248)         (454,391)          (999,686)
                                                                               ---------------   ---------------   ----------------
Net Investment Income Allocated from Portfolios (Note 2)                             9,327,139        24,780,055         57,921,124
                                                                               ---------------   ---------------   ----------------
Expenses
  Administration (Note 3)
    Universal Shares                                                                       653            49,725             17,049
    Institutional Shares                                                                 8,506           131,368            198,126
    Investor Shares                                                                     66,370            14,712            234,019
    Service Shares                                                                         146             1,468              3,829
  Transfer Agent (Note 3)
    Universal Shares                                                                     4,634            56,534             21,882
    Institutional Shares                                                                38,445           535,593            805,126
    Investor Shares                                                                    275,025            63,089            946,832
    Service Shares                                                                       1,385             5,734             11,354
  Shareholder services (Note 3)
    Institutional Shares                                                                34,025           525,471            792,506
    Investor Shares                                                                    265,482            58,847            936,072
    Service Shares                                                                         365             3,670              9,573
  Distribution (Note 3)
    Investor Shares                                                                    331,853            73,559          1,170,090
    Service Shares                                                                       1,096            11,010             28,720
  Professional services                                                                  4,000             7,909             16,466
  Trustees                                                                               5,366            13,257             31,469
  Compliance                                                                             4,040             7,111             10,192
  Miscellaneous                                                                          5,222            13,266             31,286
                                                                               ---------------   ---------------   ----------------
Total Expenses                                                                       1,046,613         1,572,323          5,264,591
  Fees waived  (Note 4)                                                                (45,851)          (46,225)           (44,657)
                                                                               ---------------   ---------------   ----------------
Net Expenses                                                                         1,000,762         1,526,098          5,219,934
                                                                               ---------------   ---------------   ----------------
Net Investment Income                                                                8,326,377        23,253,957         52,701,190

Net Realized Gain on Investments Allocated from Portfolios (Note 2)                          -             7,900              3,999
                                                                               ---------------   ---------------   ----------------
Net Increase in Net Assets from Operations                                         $ 8,326,377      $ 23,261,857       $ 52,705,189
                                                                               ===============   ===============   ================




See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended August 31, 2000 and
the Six Months Ended February 28, 2001 (Unaudited)

                                                                            TREASURY          GOVERNMENT
                                                                              CASH               CASH               CASH
                                                                              FUND               FUND               FUND
                                                                        ---------------    ---------------    ---------------

NET ASSETS - AUGUST 31, 1999                                              $ 287,758,076      $ 732,787,465      $ 937,534,839
------------------------------                                          ---------------    ---------------    ---------------
Operations
  Net investment income                                                      15,653,928         44,078,873         89,250,423
  Net realized gain (loss) on investments allocated from Portfolios                 194              2,735             (5,573)
                                                                        ---------------    ---------------    ---------------
Net Increase in Net Assets from Operations                                   15,654,122         44,081,608         89,244,850
                                                                        ---------------    ---------------    ---------------
Distributions to Shareholders from
  Net investment income--Universal Shares                                      (339,053)       (13,952,557)        (4,465,977)
  Net investment income--Institutional Shares                                (2,266,106)       (29,512,239)       (51,589,852)
  Net investment income--Investor Shares                                    (13,048,767)          (614,077)       (33,194,594)
                                                                        ---------------    ---------------    ---------------
Total Distributions to Shareholders                                         (15,653,926)       (44,078,873)       (89,250,423)
                                                                        ---------------    ---------------    ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares--Universal Shares                                          940,765,898      5,120,325,506      1,785,175,725
  Sale of shares--Institutional Shares                                      750,398,342      4,040,262,664      4,664,700,821
  Sale of shares--Investor Shares                                         1,826,331,425         82,825,736      2,503,871,391
  Reinvestment of distributions--Universal Shares                               339,053          9,133,703          3,847,672
  Reinvestment of distributions--Institutional Shares                           875,322         23,172,643         47,241,273
  Reinvestment of distributions--Investor Shares                             13,049,576            614,077         33,192,507
  Redemption of shares--Universal Shares                                   (935,129,054)    (5,181,311,673)    (1,817,278,026)
  Redemption of shares--Institutional Shares                               (775,928,356)    (4,118,258,360)    (4,417,744,073)
  Redemption of shares--Investor Shares                                  (1,757,699,734)       (47,348,443)    (1,812,291,192)
                                                                        ---------------    ---------------    ---------------
Net Increase from Capital Transactions                                       63,002,472         70,584,147        990,716,098
                                                                        ---------------    ---------------    ---------------
Net Increase in Net Assets                                                   63,002,668         70,586,882        990,710,525
                                                                        ---------------    ---------------    ---------------
NET ASSETS - AUGUST 31, 2000 (INCLUDING LINE (A))                           350,760,744        662,206,053      1,928,245,364
--------------------------------------------------                      ---------------    ---------------    ---------------
Operations
  Net investment income                                                       8,326,377         23,253,957         52,701,190
  Net realized gain on investments allocated from Portfolios                          -              7,900              3,999
                                                                        ---------------    ---------------    ---------------
Net Increase in Net Assets from Operations                                    8,326,377         23,261,857         52,705,189
                                                                        ---------------    ---------------    ---------------
Distributions to Shareholders from
  Net investment income--Universal Shares                                       (82,331)        (6,125,636)        (2,180,405)
  Net investment income--Institutional Shares                                  (987,109)       (15,431,750)       (23,706,674)
  Net investment income--Investor Shares                                     (7,251,018)        (1,631,710)       (26,634,740)
  Net investment income--Service Shares                                          (5,919)           (64,861)          (179,371)
                                                                        ---------------    ---------------    ---------------
Total Distributions to Shareholders                                          (8,326,377)       (23,253,957)       (52,701,190)
                                                                        ---------------    ---------------    ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares--Universal Shares                                          230,840,001      1,769,984,536        638,085,875
  Sale of shares--Institutional Shares                                      104,515,368      2,513,049,193      1,518,660,073
  Sale of shares--Investor Shares                                           602,710,649        237,064,267      1,036,839,293
  Sale of shares--Service Shares                                              4,613,639         18,918,030         57,055,505
  Reinvestment of distributions--Universal Shares                                82,331          4,151,167          2,180,354
  Reinvestment of distributions--Institutional Shares                           530,136         12,400,646         20,562,246
  Reinvestment of distributions--Investor Shares                              7,251,119          1,631,710         26,634,740
  Reinvestment of distributions--Service Shares                                   5,919             64,861            179,371
  Redemption of shares--Universal Shares                                   (236,797,835)    (1,782,039,848)      (664,760,929)
  Redemption of shares--Institutional Shares                                (79,365,811)    (2,667,387,851)    (1,716,905,847)
  Redemption of shares--Investor Shares                                    (699,267,911)      (202,071,987)    (1,037,857,417)
  Redemption of shares--Service Shares                                       (3,194,583)       (11,515,449)       (45,915,814)
                                                                        ---------------    ---------------    ---------------
Net Decrease from Capital Transactions                                      (68,076,978)      (105,750,725)      (165,242,550)
                                                                        ---------------    ---------------    ---------------
Net Decrease in Net Assets                                                  (68,076,978)      (105,742,825)      (165,238,551)
                                                                        ---------------    ---------------    ---------------
NET ASSETS - FEBRUARY 28, 2001 (INCLUDING LINE (B))                       $ 282,683,766      $ 556,463,228    $ 1,763,006,813
---------------------------------------------------                     ===============    ===============    ===============
(A) Undistributed (distributions in excess of) net investment income,
    August 31, 2000                                                            $ 12,850          $ (34,950)               $ -
(B) Undistributed (distributions in excess of) net investment income,
    February 28, 2001                                                          $ 12,850          $ (34,950)               $ -




See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                             SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------                    ----------------------------------
                                                                                               Ratios to
                             Beginning        Distri-   Ending            Net            Average Net Assets (a)
                               Net            butions    Net             Assets    ----------------------------------
                              Asset     Net   from Net  Asset            End of
                              Value   Invest- Invest-   Value            Period                      Net
Year Ended August 31,          Per     ment     ment     Per    Total    (000's        Net        Investment       Gross
(except as noted)             Share   Income   Income   Share   Return   Omitte      Expenses       Income       Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY CASH FUND

Universal Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001          $1.00    $0.03   ($0.03)  $1.00    3.11%    $   100       0.87%         6.43%         0.85%
2000(c)                       1.00     0.04    (0.04)   1.00    4.02%      5,976       0.20%         5.86%         0.38%

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    2.92%     56,160       0.85%         5.93%         0.72%
2000                          1.00     0.05    (0.05)   1.00    5.47%     30,480       0.45%         5.30%         0.62%
1999                          1.00     0.04    (0.04)   1.00    4.50%     55,134       0.45%         4.43%         0.62%
1998                          1.00     0.05    (0.05)   1.00    5.11%     91,122       0.45%         5.00%         0.67%
1997                          1.00     0.05    (0.05)   1.00    4.98%     40,830       0.45%         4.89%         0.66%
1996                          1.00     0.05    (0.05)   1.00    5.15%     79,259       0.45%         5.01%         0.69%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    2.73%    224,999       1.09%         5.59%         0.73%
2000                          1.00     0.05    (0.05)   1.00    5.06%    314,305       0.84%         5.01%         0.85%
1999                          1.00     0.04    (0.04)   1.00    4.10%    232,624       0.83%         4.02%         0.89%
1998                          1.00     0.05    (0.05)   1.00    4.72%     57,957       0.82%         4.62%         0.91%
1997                          1.00     0.05    (0.05)   1.00    4.58%     30,118       0.83%         4.55%         0.97%
1996 (c)                      1.00     0.04    (0.04)   1.00    4.00%      3,980       0.83%         4.50%         1.33%

Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001(c)        1.00     0.01     0.01    1.00    0.29%      1,425       3.44%         4.17%         3.44%

GOVERNMENT CASH FUND

Universal Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    3.13%    217,795       0.37%         6.28%         0.51%
2000                          1.00     0.06    (0.06)   1.00    5.94%    225,697       0.20%         5.73%         0.24%
1999                          1.00     0.05    (0.05)   1.00    5.00%    277,549       0.18%         4.88%         0.25%
1998                          1.00     0.05    (0.05)   1.00    5.63%    253,644       0.18%         5.48%         0.26%
1997                          1.00     0.05    (0.05)   1.00    5.49%    230,410       0.17%         5.35%         0.26%
1996                          1.00     0.05    (0.05)   1.00    5.59%    248,986       0.19%         5.43%         0.28%

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    2.94%    258,485       0.72%         5.99%         0.52%
2000                          1.00     0.05    (0.05)   1.00    5.54%    400,418       0.57%         5.41%         0.58%
1999                          1.00     0.05    (0.05)   1.00    4.59%    455,239       0.57%         4.50%         0.59%
1998                          1.00     0.05    (0.05)   1.00    5.22%    443,618       0.57%         5.09%         0.58%
1997                          1.00     0.05    (0.05)   1.00    5.06%    245,157       0.57%         4.95%         0.57%
1996                          1.00     0.05    (0.05)   1.00    5.18%    256,244       0.57%         5.06%         0.57%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    2.81%     72,716       0.99%         5.66%         0.52%
2000 (c)                      1.00     0.04    (0.04)   1.00    3.68%     36,091       0.85%         5.70%         0.97%

Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001(c)        1.00     0.02     0.00    1.00    1.11%      7,467       2.72%         6.22%         0.95%




See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)

                             SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------                    ----------------------------------
                                                                                               Ratios to
                             Beginning        Distri-   Ending            Net            Average Net Assets (a)
                               Net            butions    Net             Assets    ----------------------------------
                              Asset     Net   from Net  Asset            End of
                              Value   Invest- Invest-   Value            Period                      Net
Year Ended August 31,          Per     ment     ment     Per    Total    (000's        Net        Investment       Gross
(except as noted)             Share   Income   Income   Share   Return   Omitte      Expenses       Income       Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
CASH FUND

Universal Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001          $1.00     0.03    (0.03)   1.00    3.17%   $ 45,956       0.34%         6.51%         0.43%
2000                          1.00     0.06    (0.06)   1.00    6.04%     70,451       0.20%         5.84%         0.23%
1999                          1.00     0.05    (0.05)   1.00    5.09%     98,705       0.18%         4.99%         0.25%
1998                          1.00     0.06    (0.06)   1.00    5.65%     91,671       0.18%         5.48%         0.29%
1997                          1.00     0.05    (0.05)   1.00    5.43%     18,453       0.23%         5.32%         0.47%
1996                          1.00     0.05    (0.05)   1.00    5.53%      3,272       0.27%         5.48%         0.43%

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    2.99%    685,921       0.68%         6.09%         0.43%
2000                          1.00     0.06    (0.06)   1.00    5.65%    863,603       0.58%         5.55%         0.58%
1999                          1.00     0.05    (0.05)   1.00    4.68%    569,409       0.57%         4.56%         0.6%
1998                          1.00     0.05    (0.05)   1.00    5.24%    299,220       0.57%         5.11%         0.61%
1997                          1.00     0.05    (0.05)   1.00    5.07%    152,041       0.57%         4.97%         0.60%
1996                          1.00     0.05    (0.05)   1.00    5.22%     89,733       0.57%         5.10%         0.60%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001           1.00     0.03    (0.03)   1.00    2.86%  1,019,811       0.93% (b)     5.80% (b)     0.43% (b)
2000                          1.00     0.05    (0.05)   1.00    5.38%    994,191       0.83%         5.40%         0.85%
1999                          1.00     0.04    (0.04)   1.00    4.41%    269,421       0.83%         4.30%         0.85%
1998                          1.00     0.05    (0.05)   1.00    4.97%    181,754       0.83%         4.86%         0.86%
1997                          1.00     0.05    (0.05)   1.00    4.81%     76,480       0.83%         4.72%         0.85%
1996                          1.00     0.05    (0.05)   1.00    4.95%     32,731       0.83%         4.68%         0.96%

Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
  February 28, 2001(c)        1.00     0.02    (0.02)   1.00    1.15%     11,319       1.70% (b)     4.82% (b)     0.20% (b)

(a)  All ratios for periods less than a year are annualized.
(b) The ratio of gross expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding portfolio.
(c)  See note 1 for dates of commencement of operations.




See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION
Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each, a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue four classes of shares, Universal Shares, Institutional Shares, Investor Shares and Service Shares. The Trust commenced the offering of each class of shares as follows:

     Treasury Cash Fund (Universal Shares)               December 30,1999
     Treasury Cash Fund (Institutional Shares)              July 12, 1993
     Treasury Cash Fund (Investor Shares)                October 25, 1995
     Treasury Cash Fund (Service Shares)                  January 5, 2001
     Government Cash Fund (Universal Shares)             October 29, 1992
     Government Cash Fund (Institutional Shares)            July 15, 1993
     Government Cash Fund (Investor Shares)              December 30,1999
     Government Cash Fund (Service Shares)               October 19, 2000
     Cash Fund (Universal Shares)                        December 1, 1992
     Cash Fund (Institutional Shares)                       July 15, 1993
     Cash Fund (Investor Shares)                            June 16, 1995
     Cash Fund (Service Shares)                         September 7, 2000

MASTER-FEEDER ARRANGEMENT Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each, a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 2001, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 60.2%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 84.7%; and the percentage of Cash Portfolio owned by Cash Fund was 93.6%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES Each Fund records daily its pro rata share of its Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

CLASS SPECIFIC EXPENSES Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares, Investor Shares and Service Shares incur

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

shareholder servicing fees and Investor Shares and Service Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 28, 2001 certain Funds had capital loss carryovers available to offset future capital gains as follows: Treasury Cash Fund - $5,819 expiring in 2008; Government Cash Fund - $3,926 expiring in 2005 and $40,840 expiring in 2006; Cash Fund - $6,210 expiring in 2004, $10,851 expiring in 2005 and $540 expiring in 2008.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the Fund's average daily net assets for Universal Shares, Institutional Shares and Investor Shares and 0.10% for Service Shares.

TRANSFER AGENT The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares and Service Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional Fund and class charges. In addition, FSS is paid a yearly fee of $12,000 per fund plus $6,000 per Fund, for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to Institutional Shares, Investor Shares and Service Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets attributable to Institutional Shares, Investor Shares and Service Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares, Investor Shares or Service Shares.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted Distribution Plans pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of 0.25% for Investor Shares and 0.75% of Service Shares of the average daily net assets of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares or Service Shares. The plans obligate the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

NOTE 4.  WAIVER OF FEES

FAdS and FSS voluntarily waived a portion of their fees for the period ended February 28, 2001 as follows:
Transfer agent fee: Treasury Cash Fund - $5,561, Government Cash Fund - $27,751 and Cash Fund - $ 9,805. Shareholder servicing fee: Treasury Cash Fund - $39,492, Government Cash Fund - $18,474 and Cash Fund - $34,852. Administration fee: Treasury Cash - $798.

MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
 February 28, 2001 (Unaudited)

     FACE                   SECURITY
    AMOUNT                 DESCRIPTION                  VALUE
---------------- --------------------------------- ---------------
 U.S. TREASURY BILLS (A)  (74.0%)
 $ 50,000,000  6.34%, 4/12/01                        $ 49,646,208
  300,000,000  5.01%, 4/19/01                         297,992,021
                                                   ---------------
 Total U.S. Treasury Bills                            347,638,229
                                                   ---------------

 REPURCHASE AGREEMENTS  (26.0%)
  40,000,000  Bear, Stearns & Co., Inc., 5.34%,
              3/1/01, to be repurchased at
              $40,005,933, collateralized by various
              U.S. Treasury Obligations                40,000,000
  30,000,000  Goldman Sachs & Co., Inc.,
              5.35%, 3/1/01, to be repurchased
              at $30,004,458; collateralized by
              various U.S. Treasury Obligations        30,000,000
  23,365,000  Goldman Sachs & Co., Inc.,
              5.34%, 3/1/01, to be repurchased
              at $23,368,466; collateralized by various
              U.S. Treasury Obligations                23,365,000

  28,907,000  Salomon Smith Barney, 5.44%, 3/1/01,
              to be repurchased at $28,911,368;
              collateralized by various U.S. Treasury
              Obligations                              28,907,000
                                                   ---------------
 Total Repurchase Agreements                          122,272,000
                                                   ---------------
 Total Investments  (100.0%) at Amortized Cost      $ 469,910,229
                                                   ---------------
 Other Assets and Liabilities, Net  (0.0%)                  1,300
                                                   ---------------
 NET ASSETS  (100.0 %)                              $ 469,911,529
                                                   ===============

(A) Annualized yields at time of purchase.




See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
February 28, 2001 (Unaudited)

     FACE                   SECURITY                                   FACE                 SECURITY
    Amount                Description                 Value           AMOUNT               DESCRIPTION                VALUE
---------------  -------------------------------  -------------     ------------  ------------------------------  --------------
U.S. GOVERNMENT SECURITIES  (64.9%)                                 SMALL BUSINESS ADMINISTRATION (CONCLUDED)
FEDERAL HOME LOAN BANK (B)  (9.1%)                                  $  1,246,982   Pool #504203, 7.13%, 7/25/13     $ 1,250,453
$ 25,000,000    5.19%, 4/12/01                    $ 25,000,000         1,475,289   Pool #504269, 6.13%, 5/25/15       1,478,141
  35,000,000    5.36%, 11/9/01                      35,010,691         1,065,574   Pool #504345, 7.13%, 5/25/18       1,065,574
                                                 -------------         4,216,738   Pool #504366, 6.88%, 2/25/24       4,213,428
Total Federal Home Loan Bank                        60,010,691        10,676,822   Pool #504719, 6.13%, 7/25/24      10,676,822
                                                 -------------         3,967,132   Pool #505204, 7.25%, 9/25/25       3,966,414
                                                                       3,244,928   Pool #505205, 7.31%, 9/25/07       3,244,326
FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A)  (15.1%)                                                             --------------
  100,000,000   5.23%, 5/4/01                       99,094,223      Total Small Business Administration              65,313,827
                                                 -------------                                                   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (B)  (24.0%)                  STUDENT LOAN MARKETING ASSOCIATION  (6.8%)
  157,677,000   6.50%, 6/8/01                     157,665,997         30,000,000   5.34%, 7/26/01                    30,000,000
                                                 -------------        15,000,000   5.34%, 8/14/01                    15,000,000
                                                                                                                 --------------
SMALL BUSINESS ADMINISTRATION (B)  (9.9%)                           Total Student Loan Marketing Association         45,000,000
      149,824   Pool #500545, 9.38%, 3/25/03          149,824                                                    --------------
      395,187   Pool #501077, 7.00%, 11/25/14         395,187       Total U.S. Government Securities                427,084,738
    1,291,118   Pool #501308, 8.00%, 10/25/15       1,311,338                                                    --------------
    1,448,854   Pool #501543, 7.88%, 7/25/16        1,449,133       REPURCHASE AGREEMENTS  (34.3%)
      262,343   Pool #501628, 9.38%, 9/25/04          262,343         23,500,000 BA Securities, Inc., 5.47%, 3/1/01,
      560,848   Pool #501690, 7.63%, 12/25/16         561,404                    to be repurchased at $23,503,570;
      613,559   Pool #501898, 6.75%, 7/25/17          614,454                    collateralized by various U.S.
    3,163,473   Pool #502150, 7.50%, 2/25/18        3,192,129                    Government Agency Securities        23,500,000
      185,467   Pool #502161, 6.50%, 2/25/18          185,467        100,000,000 Bear, Stearns & Co., Inc., 5.52%,
    1,985,562   Pool #502208, 7.50%, 2/25/18        2,007,490                    3/1/01, to be repurchased at
      257,040   Pool #502306, 6.50%, 2/25/18          257,040                    $100,015,333; collateralized by various
      770,757   Pool #502613, 6.50%, 4/25/19          770,757                    U.S. Government Agency Securities  100,000,000
      595,324   Pool #503058, 7.38%, 7/25/15          595,324        102,352,000 Salomon Smith Barney, 5.48%, 3/1/01,
      917,666   Pool #503082, 7.38%, 9/25/20          917,666                    to be repurchased at $102,367,580;
      706,266   Pool #503120, 7.38%, 10/25/20         706,266                    collateralized by various U.S.
      308,175   Pool #503121, 7.38%, 10/25/15         308,175                    Government Agency Securities       102,352,000
    1,149,630   Pool #503232, 7.13%, 2/25/15        1,149,630                                                    --------------
      499,865   Pool #503278, 7.13%, 2/25/21          499,890       Total Repurchase Agreements                     225,852,000
    1,977,125   Pool #503431, 6.25%, 8/25/21        1,978,090                                                    --------------
    1,537,864   Pool #503461, 7.25%, 11/25/21       1,538,431
      722,940   Pool #503472, 6.25%, 8/25/21          723,162       Total Investments at Amortized Cost  (99.2%)  $ 652,936,738
      551,315   Pool #503553, 7.13%, 11/25/21         550,148
    1,896,557   Pool #503671, 6.13%, 3/25/22        1,896,557       Other Assets and Liabilities, Net  (0.8%)         5,328,777
    1,024,379   Pool #503754, 6.13%, 5/25/22        1,024,379                                                    --------------
      755,978   Pool #503780, 7.13%, 3/25/22          756,929       NET ASSETS  (100.0%)                          $ 658,265,515
    2,711,072   Pool #503882, 7.00%, 9/25/22        2,708,443                                                    ==============
    1,226,792   Pool #503892, 6.13%, 7/25/22        1,229,256      (A) Annualized yields at time of purchase.
    3,942,046   Pool #503909, 7.00%, 10/25/22       3,940,055      (B) Certain securities are deemed to have a maturity remaining
    1,807,003   Pool #504015, 7.00%, 1/25/23        1,806,597          until the next adjustment of the interest rate or the longer
    2,302,020   Pool #504062, 7.00%, 2/25/23        2,302,020          of the demand period or readjustment. The interest rates
    3,631,085   Pool #504074, 6.00%, 2/25/23        3,631,085          shown reflect the rate in effect on February 28, 2001.




See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
February 28, 2001 (Unaudited)

     FACE                  SECURITY                                    FACE                 SECURITY
    AMOUNT               DESCRIPTION                 VALUE            AMOUNT              DESCRIPTION                 VALUE
 ------------   -----------------------------   --------------     ------------   ---------------------------   -----------------

 U.S. GOVERNMENT SECURITIES - 6.1%                                 CORPORATE NOTES (B) - 18.8%
 FEDERAL HOME LOAN BANK (B) - 2.8%                                 $ 75,000,000   Associates Corp., 6.44%, 1/3/02   $ 75,035,919
 $ 18,000,000  5.19%, 4/12/01                     $ 18,000,000       95,000,000   Bank of America Corp., 5.67%,
 $ 35,000,000  5.36%, 11/9/01                       35,010,691                    4/3/01                              95,000,000
                                                --------------       25,000,000   Bear, Stearns & Co., Inc., 5.36%,
                                                    53,010,691                    4/6/01                              25,000,000
                                                --------------       20,000,000   Bear, Stearns & Co., Inc., 5.55%,
                                                                                  7/26/01                             20,000,000
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (B) - 1.6%                    75,000,000   British Telecommunications, PLC,
 $ 30,000,000  5.42%, 5/10/01                       30,000,000
                                                --------------                    5.75%, 10/9/01                      75,000,000
                                                                     25,000,000   Merrill Lynch & Co., 5.61%, 2/17/06 25,000,000
 SMALL BUSINESS ADMINISTRATION (B) - 1.7%                            10,000,000   Salomon Smith Barney Holdings,
      145,922  Pool #500536, 8.50%, 5/25/13            146,428                    5.68%, 4/30/01                      10,000,450
      196,046  Pool #500730, 9.38%, 2/25/04            196,046       30,000,000   Unilever Capital Corp., 6.71%,
      474,288  Pool #501733, 7.50%, 2/25/17            478,092                    9/7/01                              30,000,000
      653,066  Pool #501989, 7.63%, 10/25/12           654,090                                                   ---------------
       89,835  Pool #502914, 7.50%, 3/25/15             89,835      Total Corporate Notes                            355,036,369
    1,232,698  Pool #503121, 7.38%, 8/25/15          1,232,698                                                   ---------------
    1,985,981  Pool #503429, 7.25%, 6/25/16          1,985,981
      384,466  Pool #503461, 7.25%, 9/25/21            384,618     REPURCHASE AGREEMENTS - 17.6%
    2,031,131  Pool #503553, 7.13%, 11/25/21         2,026,275      150,000,000   Bear, Stearns & Co., Inc., 5.52%,
    1,536,568  Pool #503754, 7.13%, 5/25/22          1,536,568                    3/1/01, to be repurchased at
    2,590,805  Pool #503882, 7.00%, 9/25/22          2,588,283                    $150,023,000; collateralized by
    3,005,930  Pool #503912, 6.00%, 10/25/22         3,004,285                    various U.S Governement Agency
    3,452,126  Pool #504015, 7.00%, 1/25/23          3,451,248                    Securities                         150,000,000
   13,285,855  Pool #504366, 6.88%, 2/26/24         13,275,377      150,000,000   Goldman Sachs, 5.47%, 3/5/01, to
 Total Small Business Administration Discount Notes 31,049,824                    be repurchased at $151,159,542;
                                                --------------                    collateralzed by various U.S.
                                                                                  Government Agency Securities       150,000,000
 Total U.S. Government Securities                  114,060,515       31,064,000   Salomon Smith Barney, 5.48%,
                                                --------------                    3/1/01, to be repurchased at
 COMMERCIAL PAPER - 57.3%                                                         $31,068,729; collateralized by
   85,000,000  American Express Credit Corp.,                                     various U.S Governement Agency
               5.47%, 3/9/01                        84,896,680                    Securities                          31,064,000
   46,027,000  Bellsouth Corp., 5.45%, 3/7/01       45,985,192                                                   ---------------
   80,000,000  Coca Cola., Inc., 5.07%, 6/4/01      78,929,667     Total Repurchase Agreements                       331,064,000
   85,000,000  Deutsche Bank Financial, Inc.,                                                                    ---------------
               6.43%, 4/2/01                        84,514,556     Total Investments - 99.8% at Amortized Cost   $ 1,880,317,465
   80,000,000  Gannett Co., Inc., 5.50, 3/19/01     79,780,600                                                   ---------------
   85,000,000  General Electric Capital Corp.,                     Other Assets and Liabilities, Net - 0.2%            4,379,947
               5.48%,3/7/01                         84,922,367                                                   ---------------
   75,000,000  General Motors Acceptance Corp.,                    NET ASSETS - 100.0%                           $ 1,884,697,412
               5.47%, 3/8/01                        74,920,229                                                   ===============
   90,000,000  Goldman Sachs & Co., 5.42%, 4/9/01   89,374,050
   50,000,000  National Rural Utilities, 6.35%,  6/149,073,959     (B) Certain securities are deemed to have a maturity remaining
   40,000,000  National Rural Utilities, 6.20%, 8/2338,794,446         until the next adjustment of the interest rate, or the longer
   80,000,000  Phillip Morris Co., Inc., 5.50%, 3/1379,853,334         of the demand period or readjustment. The interest rates
   65,000,000  Salomon Smith Barney, 5.47%, 3/8/01  64,930,865         shown reflect the rate in effect on February 28, 2001.
   70,000,000  Societe Generale, Inc., 4.81%, 10/29/67,736,630
   75,000,000  UBS Finance, Inc., 4.90%, 7/23/01    73,530,000
   50,000,000  Walt Disney Co., 4.89%, 8/7/01       48,920,126
   34,000,000  Wells Fargo Bank, 6.48%, 3/2/01      33,993,880
                                                --------------
 Total Commercial Paper                          1,080,156,581
                                                --------------





See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
February 28, 2001 (Unaudited)

                                              TREASURY         GOVERNMENT
                                               CASH              CASH             CASH
                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
                                           --------------    --------------  ----------------

Assets
 Investments (Note 2)
   Securities at amortized cost            $ 347,638,229     $ 427,084,738   $ 1,549,253,465
   Repurchase agreements at amortized cost   122,272,000       225,852,000       331,064,000
                                           -------------     -------------   ---------------
 Total Investments, at Amortized Cost        469,910,229       652,936,738     1,880,317,465
 Cash                                             16,987            21,808            22,995
 Interest and other receivables                   18,225         5,411,116         4,521,172
                                           -------------     -------------   ---------------
Total Assets                                 469,945,441       658,369,662     1,884,861,632
                                           -------------     -------------   ---------------

Liabilities
  Payable to Adviser (Note 3)                     11,343            24,013            47,238
  Payable to Administrator (Note 3)               17,324            36,676            72,150
  Accrued expenses and other liabilities           5,245            43,458            44,832
                                           -------------     -------------   ---------------
Total Liabilities                                 33,912           104,147           164,220
                                           -------------     -------------   ---------------
Net Assets                                 $ 469,911,529     $ 658,265,515   $ 1,884,697,412
                                           =============     =============   ===============




See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS - PORTFOLIOS
For the Six Months Ended February 28, 2001 (Unaudited)

                                                                TREASURY      GOVERNMENT
                                                                  CASH           CASH            CASH
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                              ------------  --------------  --------------
Investment Income
  Interest income                                             $ 14,164,120    $ 28,363,260    $ 62,034,428
                                                              ------------  --------------  --------------
Expenses
  Investment advisory (Note 3)                                      74,064         145,015         312,036
  Administration (Note 3)                                          113,063         221,389         476,355
  Custody (Note 3)                                                  47,518          93,024         200,180
  Accounting (Note 3)                                               24,750          24,750          24,750
  Professional services                                              8,575          11,497          18,941
  Trustees                                                           2,271           4,356           9,587
  Miscellaneous                                                     11,814          10,605          11,006
                                                              ------------  --------------  --------------
Total Expenses                                                     282,055         510,636       1,052,855
                                                              ------------  --------------  --------------
Net Investment Income                                           13,882,065      27,852,624      60,981,573

Net Realized Gain on Investments Sold                                    -           9,080           4,397
                                                              ------------  --------------  --------------
Net Increase in Net Assets from Operations                    $ 13,882,065    $ 27,861,704    $ 60,985,970
                                                              ============  ==============  ==============




See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
For the Year Ended August 31, 2000 and
Period Ended February 28, 2001(Unaudited)

                                                       TREASURY           GOVERNMENT
                                                         CASH                CASH              CASH
                                                      PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                   ----------------    ----------------  ----------------
NET ASSETS - AUGUST 31, 1999                          $ 393,141,328       $ 783,462,416   $ 1,036,902,248
----------------------------                       ----------------    ----------------  ----------------
Operations
 Net investment income                                   24,228,997          51,008,386       103,430,327
 Net realized gain (loss) on investments sold                   194               3,028            (5,850)
                                                   ----------------    ----------------  ----------------
Net Increase in Net Assets from Operations               24,229,191          51,011,414       103,424,477
                                                   ----------------    ----------------  ----------------
Transactions in Investors'
Beneficial interests
 Contributions                                        2,068,127,015       3,688,015,715     3,662,395,443
 Withdrawals                                         (2,018,050,353)     (3,765,861,505)   (2,773,841,225)
                                                   ----------------    ----------------  ----------------
Net Transactions in Investors' Beneficial interests      50,076,662         (77,845,790)      888,554,218
                                                   ----------------    ----------------  ----------------
Net Increase (Decrease) in Net Assets                    74,305,853         (26,834,376)      991,978,695
                                                   ----------------    ----------------  ----------------
NET ASSETS - AUGUST 31, 2000                            467,447,181         756,628,040     2,028,880,943
----------------------------                       ----------------    ----------------  ----------------
Operations
 Net investment income                                   13,882,065          27,852,624        60,981,573
 Net realized gain on investments sold                            -               9,080             4,397
                                                   ----------------    ----------------  ----------------
Net Increase in Net Assets from Operations               13,882,065          27,861,704        60,985,970
                                                   ----------------    ----------------  ----------------
Transactions in Investors' Beneficial interests
 Contributions                                          980,705,946       2,296,092,669     1,314,766,989
 Withdrawals                                           (992,123,663)     (2,422,316,898)   (1,519,936,490)
                                                   ----------------    ----------------  ----------------
Net Transactions in Investors' Beneficial interests     (11,417,717)       (126,224,229)     (205,169,501)
                                                   ----------------    ----------------  ----------------
Net Increase (Decrease) in Net Assets                     2,464,348         (98,362,525)     (144,183,531)
                                                   ----------------    ----------------  ----------------
NET ASSETS - FEBRUARY 28, 2001                        $ 469,911,529       $ 658,265,515   $ 1,884,697,412
------------------------------                     ================    ================  ================




See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
February 28, 2001 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each, a "Portfolio"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Portfolio may invest in repurchase agreements. Each of the Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always equals or exceeds the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT Forum Fund Services, LLC, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

OTHER SERVICE PROVIDERS Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio based on the lesser of $4,000

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
February 28, 2001 (Unaudited)

per month or 0.05% of the Portfolio's average annual daily net assets, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian receives a custody fee from each Portfolio based upon the total average daily net assets of these portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.025% for the first $1.5 billion of Total Portfolio Assets, 0.020% for the next 1 billion of Total Portfolio Assets and 0.015% of the remaining Total Portfolio Assets.

NOTE 4.  INCOME AND EXPENSE RATIOS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers. All six month information is annualized.


                                                                                          Ratios to Average Net Assets
                                                                                   ------------------------------------------
                                                                                         Net
                                                                                      Investment         Net            Gross
Year Ended August 31, (except as noted)                                                 Income        Expenses        Expenses
------------------------------------------------------------------------------------------------------------------------------------

TREASURY CASH PORTFOLIO
  Six Months Ended February 28, 2001............................................         6.14%          0.13%           0.13%
  2000..........................................................................         5.69%          0.13%           0.13%
  1999..........................................................................         4.69%          0.14%           0.14%
  1998..........................................................................         5.34%          0.15%           0.17%
  1997..........................................................................         5.20%          0.15%           0.18%
  1996..........................................................................         5.30%          0.15%           0.20%

GOVERNMENT CASH PORTFOLIO
  Six Months Ended February 28, 2001............................................         6.29%          0.12%           0.12%
  2000..........................................................................         5.85%          0.12%           0.12%
  1999..........................................................................         4.94%          0.12%           0.12%
  1998..........................................................................         5.52%          0.13%           0.13%
  1997..........................................................................         5.38%          0.14%           0.14%
  1996..........................................................................         5.49%          0.14%           0.14%

CASH PORTFOLIO
  Six Months Ended February 28, 2001............................................         6.40%          0.11%           0.11%
  2000..........................................................................         6.03%          0.11%           0.11%
  1999..........................................................................         5.00%          0.12%           0.12%
  1998..........................................................................         5.55%          0.13%           0.13%
  1997..........................................................................         5.45%          0.15%           0.15%
  1996..........................................................................         5.50%          0.15%           0.16%




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